(36) CONDENSED UNCONSOLIDATED FINANCIAL INFORMATION (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
OPERATING CASH FLOW
Profit before taxes	R$ 2,939,977	R$ 1,846,670	R$ 1,380,547
ADJUSTMENT TO RECONCILE PROFIT TO CASH FROM OPERATING ACTIVITIES
Depreciation and amortization	1,594,064	1,529,052	1,291,165
Interest on debts, inflation adjustment and exchange rate changes	1,117,742	1,863,311	2,052,959
ADJUSTMENT TO RECONCILE PROFIT TO CASH FROM OPERATING ACTIVITIES	5,919,953	5,506,768	5,015,992
DECREASE (INCREASE) IN OPERATING ASSETS AND LIABILITIES
Dividends and interest on capital received	311,347	730,178	83,356
CASH FLOWS PROVIDED BY OPERATIONS	3,026,428	4,218,652	7,080,894
Interest paid on debts and debentures	(1,353,339)	(1,846,453)	(1,570,985)
Income tax and social contribution paid	(816,402)	(338,175)	(875,883)
NET CASH FROM OPERATING ACTIVITIES	856,686	2,034,024	4,634,026
INVESTING ACTIVITIES
NET CASH USED IN INVESTING ACTIVITIES	(1,850,687)	(2,509,321)	(3,815,219)
FINANCING ACTIVITIES
Dividends and interest on capital paid	322,163	336,934	231,749
NET CASH GENERATED BY (USED IN) FINANCING ACTIVITIES	(364,185)	(2,440,057)	(336,612)
NET INCREASE IN CASH AND CASH EQUIVALENTS	(364,185)	(2,440,057)	(336,612)
CASH AND CASH EQUIVALENTS AT THE BEGINNING OF THE YEAR	3,249,642	6,164,997	5,682,802
CASH AND CASH EQUIVALENTS AT THE END OF THE YEAR	1,891,457	3,249,642	6,164,997
Unconsolidated [member]
OPERATING CASH FLOW
Profit before taxes	2,179,615	1,250,525	890,398
ADJUSTMENT TO RECONCILE PROFIT TO CASH FROM OPERATING ACTIVITIES
Depreciation and amortization	201	217	193
Provision for tax, civil and labor risks	(117)	61	425
Interest on debts, inflation adjustment and exchange rate changes	2,932	61,520	42,395
Equity interests in subsidiaries, associates and joint ventures	(2,250,835)	(1,349,766)	(922,362)
ADJUSTMENT TO RECONCILE PROFIT TO CASH FROM OPERATING ACTIVITIES	(68,204)	(37,443)	11,049
DECREASE (INCREASE) IN OPERATING ASSETS AND LIABILITIES
Dividends and interest on capital received	596,100	1,172,336	1,606,073
Taxes recoverable	109,719	65,182	3,261
Other operating assets and liabilities	13,021	(19,043)	8,459
CASH FLOWS PROVIDED BY OPERATIONS	650,636	1,181,032	1,628,842
Interest paid on debts and debentures	(4,235)	(71,844)	(45,470)
Income tax and social contribution paid	(80,234)	(47,438)	(27,117)
NET CASH FROM OPERATING ACTIVITIES	566,167	1,061,750	1,556,255
INVESTING ACTIVITIES
Capital increase in investees	0	(9,400)	0
Advance for future capital increases	(82,415)	(383,340)	(1,384,520)
Other investing activities	54,132	(72,435)	(42,178)
NET CASH USED IN INVESTING ACTIVITIES	(28,283)	(465,175)	(1,426,698)
FINANCING ACTIVITIES
Borrowings and debentures raised	0	0	609,060
Repayment of principal of borrowings and debentures	(186,000)	(434,000)	(888,408)
Repayment of derivatives	0	0	(4,711)
Dividends and interest on capital paid	(279,101)	(220,966)	(204,717)
NET CASH GENERATED BY (USED IN) FINANCING ACTIVITIES	(465,101)	(654,966)	(488,776)
NET INCREASE IN CASH AND CASH EQUIVALENTS	72,783	(58,390)	(359,218)
CASH AND CASH EQUIVALENTS AT THE BEGINNING OF THE YEAR	6,581	64,973	424,192
CASH AND CASH EQUIVALENTS AT THE END OF THE YEAR	R$ 79,364	R$ 6,581	R$ 64,973